Description of Plan	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
The following description of the Williams-Sonoma, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan provisions.
General – The Plan is a defined contribution plan covering eligible salaried and hourly associates and was created to provide savings opportunities to the associates of Williams-Sonoma, Inc. (the “Company”). The Board of Directors of the Company has appointed the 401(k) Administrative Committee for the Plan (the “Administrative Committee”) to control and manage the operation and administration of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) and is intended to be qualified under Internal Revenue Code Sections 401(a), 401(k), 401(m), and 4975(e)(7).
Plan Amendments – Effective January 1, 2025, the Plan was amended to allow for discretionary profit-sharing contributions by the Company to eligible participants, as determined under the terms of the Plan. Any such contributions are fully vested. No such profit-sharing contributions were made to the Plan for the year ended December 31, 2025.
Contributions – The Plan allows participants to defer a portion of their pre-tax or after-tax (Roth) compensation into the Plan. Associates who are at least 21 years of age may participate as soon as administratively practicable (approximately 30 days) after their date of hire. The Plan permits all eligible associates to make elective deferral contributions up to 75% of their eligible compensation (base salary, hourly wages and overtime) each pay period subject to the maximum salary deferral contributions allowed under federal income tax rules. Participants who reach age 50 by the end of a calendar year and make the maximum deferrals into the Plan can make additional catch-up contributions. Participants are also allowed to rollover to the Plan certain pre-tax or after-tax distributions from other qualified plans and arrangements. During 2025, federal income tax rules limited participants’ maximum annual salary deferral contributions to $23,500, and catch-up contributions to $7,500.
The Company’s matching contribution is equal to 50% of each participant’s eligible salary deferral contribution each pay period, taking into account only those contributions that do not exceed 6% of the participant’s eligible pay. Matching contributions are earned on a semi-annual basis for those associates that are employed with the Company on June 30th or December 31st of the year in which the eligible deferrals are made. Participants who are employed on December 31st of the year may receive a matching contribution true-up. The matching contribution true-up is equal to the difference between the matching contribution the participant would have received if the matching contribution had been calculated on a plan year basis and the matching contribution the participant actually received during the plan year. Full-time associates must complete one year of service, and in addition to the one-year service requirement, part-time, casual and seasonal associates must complete 1,000 hours of service during their first year or any calendar year thereafter, prior to receiving company matching contributions. The Company does not match participants’ rollover and catch-up contributions. The matching contributions are subject to the vesting provisions of the Plan document as described below and are calculated based on eligible associate contributions beginning the first day of each calendar quarter (January 1st, April 1st, July 1st, and October 1st) on or after the associate's match eligibility date.
Participant accounts – The Plan maintains individual accounts for participants. Each participant’s account includes their contributions and withdrawals, the Company’s matching contributions and an allocation of Plan earnings and losses, which are based upon participant earnings or account balances, as defined in the Plan document. Participants can transfer their contributions freely between funds at any time and still qualify for the Company’s matching contribution. The benefit to which a participant is entitled is their vested account balance.
Investments – Participants direct the investment of their contributions into various investment options offered by the Plan. Company matching contributions are invested in the same funds as the participant’s elective deferral contributions.
Notes receivable from participants – Participants who are employed full-time or part-time by the Company are allowed to borrow from their individual account up to 50% of their vested account balance, from a minimum loan of $1,000 up to a maximum loan of $50,000 (reduced for any loans outstanding in the previous year). A participant may have only one loan from the Plan outstanding at any given time. The notes receivable are secured by the vested balance in the participant’s account and bear interest at a fixed rate equal to 1% plus the prime lending rate as published by the Wall Street Journal at the beginning of the calendar month in which the loan is initiated. Notes receivable are stated at their unpaid principal balance plus any accrued interest. As of December 31, 2025 and December 31, 2024, accrued interest on notes receivable from participants was $71,198 and $59,617, respectively. Principal and interest are required to be repaid ratably through regular payroll deductions for up to five years, unless the loan is to acquire a participant’s principal residence, in which case the maximum term of the loan is fifteen years. If a participant leaves the Company, any unpaid notes receivable must be paid in full on the participants’ last day of employment. As of December 31, 2025 and December 31, 2024, there were no allowances for credit losses on the notes receivable from participants. If the participant does not repay the loan as required, the outstanding balance of the loan is treated as a taxable distribution from the Plan. As of December 31, 2025, participant loans have maturities through 2040 at interest rates ranging from 4.25% to 9.50%.
Vesting – Participants are immediately 100% vested in their elective deferral contributions, rollover contributions, catch-up contributions and any earnings attributable thereto. All matching contributions and any earnings attributable thereto become vested after one year of service. In addition, Company matching contributions become 100% vested upon a participant’s death, attainment of age 65 or total and permanent disability, in each case while still employed with the Company.
Forfeitures – As a result of the Plan amendment effective July 2022, which provides for full vesting in Company matching contributions after one year of service, substantially all forfeited unvested accounts during 2025 and 2024 represented amounts attributable to former participants who had not yet incurred the five-year break in service and therefore remained subject to potential restoration upon reemployment. When a participant terminates employment prior to full vesting and takes a full distribution of the vested portion, any unvested Company matching contributions and earnings attributable thereto are immediately forfeited (subject to restoration if the participant returns to employment with the Company before incurring a five-year break in service). When a participant terminates employment prior to full vesting and defers distribution from the Plan, the unvested portion of the Company matching contributions and earnings attributable thereto remain in the Plan until the participant reaches a five-year break in service, at which time the unvested contributions and any attributable earnings thereto are forfeited. These forfeited amounts may be used to reduce future Company matching contributions, pay the Plan’s administrative expenses, or fund the restoration of forfeited amounts. At December 31, 2025 and 2024, forfeited unvested accounts totaled $248,680 and $295,370, respectively. During 2025, employer contributions were reduced by $311,474 and administrative expenses of $68,924 were paid from forfeited unvested accounts.
Payment of benefits – Benefits are payable upon termination of employment, hardship, death, disability, retirement or attainment of at least age 59 1/2. A participant is not required to take the distributions until after the participant both separates from the Company and attains a specific age as set forth by the Internal Revenue Service ("IRS"), except if the participant’s vested account balance is $7,000 or less following separation, in which case the Plan will issue the participant a full distribution. Benefit distributions are generally made in cash and are recorded when paid.
Plan termination – The Company has no intention at this time to terminate the Plan, but retains the authority to amend or terminate the Plan at any time for any reason. In the event of Plan termination, participants’ accounts become fully vested. Net assets of the Plan are applied for the exclusive benefit of the participants.
Plan administrative and investment expenses – Certain administrative expenses are paid by the Plan, as permitted by the Plan document. Participants pay administrative costs for loans, distributions and qualified domestic relation orders. All other administrative expenses are paid by the Company.